Net loss per share	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Net loss per share	Net loss per share
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator
Net loss	$(45,849)	$(42,767)	$(131,212)	$(121,888)
Net loss attributable to ordinary shareholders - basic and diluted	$(45,849)	$(42,767)	$(131,212)	$(121,888)

Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	173,984,101	91,240,801	173,890,666	91,028,562
Basic and diluted net loss per ordinary share	$(0.26)	$(0.47)	$(0.75)	$(1.34)
For all periods presented, outstanding but unvested restricted shares and share options have been excluded from the calculation, because their effects would be anti-dilutive. Therefore, the weighted average number of ordinary shares used to calculate both basic and diluted loss per share is the same for all periods presented.
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three and Nine Months Ended September 30,
	2023	2022
Unvested restricted shares and units	264,326	996,927
Share options	14,074,842	10,421,137
Warrants	3,265,306	3,265,306
Total potentially dilutive securities	17,604,474	14,683,370